INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2015	2016
Raw materials	$2,343,104	$2,947,296
Work-in-process	5,626,531	4,878,905
Finished goods	2,746,304	4,454,499
Total	$10,715,939	$12,280,700